UNSECURED CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Aug. 31, 2019
Debt instruments held [abstract]
Disclosure of detailed information about unsecured convertible debentures [Table text Block]

	AUGUST 31, 2019	AUGUST 31, 2018

Debentures - maturing January 31, 2020 bearing interest at an interest rate of 6.00% - face value	$115,000	$115,000

Less: conversion of debentures, cumulative (Note 13(iii))	(115,000)	(2,018)

Debentures - outstanding face value	-	112,982

Less: allocation to reserve for options and warrants for debenture discount	(16,905)	(16,905)

Amortization of debenture discount	8,030	4,324

Less: issue costs	(7,155)	(7,155)

Issue costs allocated to equity	1,061	1,061

Amortization of issue costs	2,899	1,559

Unamortized discount and issue costs transferred to equity upon conversion of debentures	12,070	-

Debentures - carrying value	-	95,866

Less: current portion of debentures	-	-

Long-term portion	$-	$95,866